Data Related to All Stock Option Activity (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per stock option	$ 7.02	$ 2.80	$ 3.15	$ 3.24
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value on exercise		$ 11	$ 0	$ 0
Cash received upon exercise		21	0	0
Tax benefits realized related to exercise		6	0	0
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$ 16	$ 8	$ 9	$ 8
Weighted average period in years over which stock option compensation cost is expected to be recognized	2 years	1 year 9 months 18 days	1 year 9 months 18 days	1 year 9 months 18 days